Share-Based Compensation - Summary of Weighted Average Assumptions in Stock Options (Detail)	12 Months Ended
Dec. 31, 2018 USD ($) yr
2018 [member]
Disclosure Of Share Based Compensation Expense [line items]
Exercise price per option | $	$ 44.50
Expected annual dividend yield	3.58%
Expected volatility	29.00%
Risk-free interest rate	2.79%
Average expected life of options | yr	7.5
2017 [member]
Disclosure Of Share Based Compensation Expense [line items]
Exercise price per option | $	$ 46.47
Expected annual dividend yield	2.93%
Expected volatility	28.00%
Risk-free interest rate	1.95%
Average expected life of options | yr	6.2